Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2021	2022
	RMB	RMB
Accrued payroll	56,463	45,283
Customer advance payments relating to Databook (see Note 16)	47,703	—
Consideration payable of business combination	1,333	1,333
Operating lease liabilities	7,893	3,697
Accrued expenses	13,261	9,818
Payable to employees for proceeds from shares as sold	504	294
Others	25,364	28,446
Total	152,521	88,871